CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 3,843	$ 2,350	$ (460)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation expenses	346	214	141
Stock-based compensation expenses to shares granted to consultant	813		79
Depreciation and amortization	240	253	259
Accrued severance pay, net	(13)	26	(45)
Loss (gain) from disposal of property and equipment, net			(1)
Erosion of non-dollar linked restricted cash and long term assets	17	(1)	10
Increase in deferred tax assets	(1,223)
Decrease in trade receivables, net	(4,190)	(247)	1,077
Increase in fair value of convertible debentures		741	2,119
Decrease (increase) in other accounts receivable and prepaid expenses	(73)	(116)	36
Increase (decrease) in trade payables	323	38	(355)
Increase (decrease) in deferred revenues	(694)	526	338
Increase (decrease) in accrued expenses and other accounts payable	202	585	(684)
Net cash provided by (used in) operating activities	(409)	4,369	2,514
Cash flows from investing activities:
Advance payment for sale of affiliate			369
Decrease (increase) in restricted deposits	(65)	(261)	362
Purchase of property and equipment	(119)	(250)	(153)
Decrease in short-term deposits, net			73
Increase in long-term deposits		(6)	(7)
Net cash provided by (used in) investing activities	(184)	(517)	644
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options	764	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses		2,521
Payment of accrued issuance expenses	(20)
Decrease in short-term bank loans, net			(114)
Payment for repurchase convertible debentures tender		(551)
Repurchase of convertible debenture		(3,569)
Repayment of convertible debentures		(1,945)	(4,092)
Net cash provided by (used in) financing activities	744	(3,482)	(4,206)
Effect of exchange rate on cash and cash equivalent balances	(18)	(43)	(55)
Increase (decrease) in cash and cash equivalents	133	327	(1,103)
Cash and cash equivalents at the beginning of the year	2,090	1,763	2,866
Cash and cash equivalents at the end of the year	2,223	2,090	1,763
Cash paid during the year for:
Tax	152	66	55
Interest		4	83
Non- cash activities:
Accrued ordinary shares issuance expenses	$ 4	$ 24